Right of use assets and Lease liabilities (Details 4) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	$ 1,548,111,607	$ 1,776,770,351
Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,261,981,963	1,426,348,336
Financial Leases Obligations [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	65,907,596	59,729,635
Financial Leases Obligations [Member] | Financial Liabilities Interest [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	13,984,947	10,495,767
Financial Leases Obligations [Member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	51,922,649	49,233,868
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	74,875,684	45,888,520
Not later than three months [member] | Financial Leases Obligations [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	3,644,995	3,217,880
Not later than three months [member] | Financial Leases Obligations [Member] | Financial Liabilities Interest [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	997,170	536,037
Not later than three months [member] | Financial Leases Obligations [Member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	2,647,825	2,681,843
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	136,745,779	146,236,113
Later than three months and not later than one year [member] | Financial Leases Obligations [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	9,698,119	7,862,529
Later than three months and not later than one year [member] | Financial Leases Obligations [Member] | Financial Liabilities Interest [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	2,656,074	1,092,821
Later than three months and not later than one year [member] | Financial Leases Obligations [Member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	7,042,045	6,769,708
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	125,632,116	200,712,558
Later than one year and not later than three years [member] | Financial Leases Obligations [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	16,777,506	13,956,205
Later than one year and not later than three years [member] | Financial Leases Obligations [Member] | Financial Liabilities Interest [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	3,656,832	2,296,867
Later than one year and not later than three years [member] | Financial Leases Obligations [Member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	13,120,674	11,659,338
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	150,093,120	175,293,184
Later than three years and not later than five years [member] | Financial Leases Obligations [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	7,884,512	8,530,907
Later than three years and not later than five years [member] | Financial Leases Obligations [Member] | Financial Liabilities Interest [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,101,375	1,276,730
Later than three years and not later than five years [member] | Financial Leases Obligations [Member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	6,783,137	7,254,177
Later than five years [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	1,060,764,908	1,208,639,976
Later than five years [member] | Financial Leases Obligations [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	27,902,464	26,162,114
Later than five years [member] | Financial Leases Obligations [Member] | Financial Liabilities Interest [Member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	5,573,496	5,293,312
Later than five years [member] | Financial Leases Obligations [Member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	$ 22,328,968	$ 20,868,802